UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     April 21, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total: $    1,231,609,724


List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
3M				      Common Stock	88579Y101  $12,516,688 		   96,260     Sole		     Sole
Abbott Labs			      Common Stock	2824100	   $12,075,067 		  321,060     Sole		     Sole
Agilent				      Common Stock	00846U101  $10,614,680 		  807,200     Sole		     Sole
Albertsons			      Common Stock	13104104   $18,369,325 	          974,500     Sole		     Sole
Allstate			      Common Stock	20002101   $17,799,022 		  536,600     Sole		     Sole
American International Group	      Common Stock	26874107   $   986,663 		   19,953     Sole		     Sole
AT& T Corp.			      Common Stock	1957109	   $ 8,537,400 		  527,000     Sole		     Sole
AT&T Wireless Services		      Common Stock	00209A106  $   140,118 		   21,230     Sole		     Sole
Bally Total Fitness		      Common Stock	05873K108  $   304,200 		   60,000     Sole		     Sole
Bankamerica Corp.		      Common Stock	60505104   $58,577,007 		  876,377     Sole		     Sole
Bellsouth Corp.			      Common Stock	79860102   $16,573,216 		  764,800     Sole		     Sole
Berkshire Hathaway Inc. Cl A	      Common Stock	84670108   $    63,400 		  	1     Sole		     Sole
Boeing Co.			      Common Stock	97023105   $28,742,818 		1,146,960     Sole		     Sole
BP Amoco			      Common Stock	55622104   $20,927,666 	          542,308     Sole		     Sole
Bristol Myers Squibb		      Common Stock	110122108  $45,888,866 		2,171,740     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101  $16,501,680		  335,400     Sole		     Sole
ChevronTexaco			      Common Stock	166764100  $16,816,370 		  260,114     Sole		     Sole
Citigroup			      Common Stock	172967101  $45,949,961 		1,333,816     Sole		     Sole
Coca- Cola Co.			      Common Stock	191216100  $ 2,039,382 		   50,380     Sole		     Sole
Comcast Corp			      Common Stock	20030N101  $24,370,745 		  852,422     Sole		     Sole
Dell Computer			      Common Stock	247025109  $31,043,277 		1,136,700     Sole		     Sole
Disney Co. (Walt)		      Common Stock	254687106  $ 6,536,871 		  384,070     Sole		     Sole
Dow Chemical			      Common Stock	260543103  $26,419,457 		  956,880     Sole		     Sole
Du Pont de Nemours & Co.	      Common Stock	263534109  $42,613,876 		1,096,600     Sole		     Sole
Duke Energy			      Common Stock	264399106  $27,805,322 		1,912,333     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102  $25,974,840 		  743,200     Sole		     Sole
Federal Natl. Mtge. Assn.	      Common Stock	313586109  $50,539,730 		  773,370     Sole		     Sole
Fleming Co. series B 10 5/8% due 7/31/2007
				      Corporate Bond	339130AL0  $     9,065 	              259     Sole		     Sole
Ford Motor Co.			      Common Stock	345370860  $22,621,980 		3,008,242     Sole		     Sole
Gateway				      Common Stock	367626108  $ 2,289,200 		  970,000     Sole		     Sole
General Electric		      Common Stock	369604103  $48,702,578 	 	1,909,905     Sole		     Sole
General Motors Corp.		      Common Stock	370442105  $30,510,822 	 	  907,520     Sole		     Sole
Grubb & Ellis			      Common Stock	400095204  $   551,100 		  334,000     Sole		     Sole
Hewlett Packard Co.		      Common Stock	428236103  $ 7,442,230 		  478,600     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102  $ 1,305,562 		   53,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100  $13,205,685 		  811,160     Sole		     Sole
Intercept Group Inc		      Common Stock	45845L107  $    82,200 		   20,000     Sole		     Sole
International Absorbents	      Common Stock	4.59E+207  $   409,020 		  160,400     Sole		     Sole
International Airline Support	      Common Stock	458865201  $    87,865 		  502,088     Sole		     Sole
International Business Machines	      Common Stock	459200101  $42,948,268 		  547,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104  $16,937,392 		  292,680     Sole		     Sole
KLM Royal Dutch Airlines	      Common Stock	482516309  $   739,660 		  119,300     Sole		     Sole
Manpower Inc.			      Common Stock	56418H100  $   911,340 		   30,500     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101  $17,795,922 	 	1,230,700     Sole		     Sole
Media Arts Group		      Common Stock	58439C102  $ 1,514,276 		  535,080     Sole		     Sole
Merck & Co.			      Common Stock	589331107  $66,992,653 		1,222,940     Sole		     Sole
Merrill Lynch			      Common Stock	590188108  $14,868,000 		  420,000     Sole		     Sole
MGIC Investment Corp.		      Common Stock	552848103  $   824,670 		   21,000     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104  $ 3,572,428 	      	  147,560     Sole		     Sole
Midwest Express Holding		      Common Stock	597911106  $   566,310 		  439,000     Sole		     Sole
Pepsico				      Common Stock	713448108  $ 1,478,400 		   36,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103  $47,166,269 	 	1,513,680     Sole		     Sole
PMI Group Inc.			      Common Stock	69344M101  $   817,600 		   32,000     Sole		     Sole
PNC Bank			      Common Stock	693475105  $24,821,373 	   	  585,686     Sole		     Sole
Proctor & Gamble Co.		      Common Stock	742718109  $21,336,380 		  239,600     Sole		     Sole
Qwest Capital 7 3/4% due 8/15/2006    Corporate Bond	74913EAC4  $   410,000 		      500     Sole		     Sole
Radian Group Inc.		      Common Stock	750236101  $   834,500 		   25,000     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103  $54,170,160 		2,896,800     Sole		     Sole
SBC Communications		      Common Stock	78387G103  $33,466,961 		1,668,343     Sole		     Sole
Tellabs Inc.			      Common Stock	879664100  $ 2,373,900 		  410,000     Sole		     Sole
Texas Instruments		      Common Stock	882508104  $17,450,420 		1,066,000     Sole		     Sole
Verizon				      Common Stock	92343V104  $28,096,498 		  794,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102  $28,560,881 		  838,300     Sole		     Sole
Wal-Mart Stores			      Common Stock	931142103  $ 2,773,199 		   53,300     Sole		     Sole
Washington Mutual		      Common Stock	939322103  $58,512,930 		1,659,000     Sole		     Sole
Wyeth				      Common Stock	983024100  $45,724,380 		1,209,000     Sole		     Sole



====================================================================================================================================
